Supplementary Financial Statement Information (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 658	$ 824	$ 614
Professional services	568	431	138
Depreciation	96	116	102
Other	937	538	250
Net, general and administrative expenses	$ 2,259	$ 1,909	$ 1,104